John Hancock
Income Securities Trust
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 68.2% (41.5% of Total investments)				$95,342,311
(Cost $97,962,560)
U.S. Government 8.4%				11,746,795
U.S. Treasury
Bond (A)(B)	4.000	11-15-42	954,000	860,799
Bond (A)(B)	4.250	08-15-54	2,676,000	2,439,759
Bond	4.625	11-15-44	816,000	792,158
Note	3.750	04-15-26	205,000	203,847
Note (A)(B)	3.875	04-30-25	943,000	941,946
Note (A)(B)	4.250	10-15-25	3,300,000	3,299,239
Note	4.250	03-15-27	102,000	102,060
Note (A)(B)	4.250	06-30-29	943,000	940,090
Note	4.250	11-15-34	46,000	44,929
Note (A)(B)	4.375	08-15-26	268,000	268,607
Note	4.375	12-31-29	1,825,000	1,828,279
Note	4.500	12-31-31	25,000	25,082
U.S. Government Agency 59.8%				83,595,516
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (B)	4.500	01-01-38	1,540,156	1,511,225
30 Yr Pass Thru (B)	3.500	07-01-46	307,594	279,103
30 Yr Pass Thru (B)	3.500	10-01-46	283,006	254,316
30 Yr Pass Thru (B)	3.500	12-01-46	121,446	110,197
30 Yr Pass Thru	3.500	02-01-47	693,333	628,463
30 Yr Pass Thru (B)	3.500	11-01-48	1,280,120	1,158,347
30 Yr Pass Thru (B)	4.000	05-01-52	730,132	677,203
30 Yr Pass Thru (B)	4.500	07-01-52	224,565	212,971
30 Yr Pass Thru (B)	4.500	07-01-52	1,917,485	1,818,486
30 Yr Pass Thru (B)	4.500	08-01-52	129,466	123,105
30 Yr Pass Thru (B)	4.500	08-01-52	642,212	610,660
30 Yr Pass Thru (B)	4.500	08-01-52	537,129	510,740
30 Yr Pass Thru (B)	4.500	09-01-52	340,190	322,626
30 Yr Pass Thru (B)	4.500	09-01-52	376,785	358,274
30 Yr Pass Thru (B)	4.500	09-01-52	3,269,862	3,109,214
30 Yr Pass Thru (B)	5.000	07-01-52	968,331	943,972
30 Yr Pass Thru (B)	5.000	07-01-52	847,301	827,151
30 Yr Pass Thru (B)	5.000	08-01-52	840,103	815,452
30 Yr Pass Thru (B)	5.000	08-01-52	659,078	641,263
30 Yr Pass Thru (B)	5.000	10-01-52	755,415	736,177
30 Yr Pass Thru (B)	5.000	11-01-52	1,605,775	1,572,909
30 Yr Pass Thru	5.000	12-01-52	1,004,329	975,612
30 Yr Pass Thru (B)	5.000	02-01-53	373,307	362,517
30 Yr Pass Thru (B)	5.000	02-01-53	1,395,331	1,357,179
30 Yr Pass Thru (B)	5.000	04-01-53	614,288	599,795
30 Yr Pass Thru (B)	5.000	05-01-53	1,406,807	1,372,254
30 Yr Pass Thru (B)	5.500	09-01-52	929,623	928,519
30 Yr Pass Thru (B)	5.500	11-01-52	1,826,229	1,824,059
30 Yr Pass Thru (B)	5.500	11-01-52	1,923,443	1,919,355
30 Yr Pass Thru (B)	5.500	02-01-53	831,200	831,251
30 Yr Pass Thru (B)	5.500	02-01-53	842,224	839,907
30 Yr Pass Thru (B)	5.500	03-01-53	678,544	677,526
30 Yr Pass Thru (B)	5.500	04-01-53	755,210	755,257
30 Yr Pass Thru	5.500	04-01-53	525,627	521,718
30 Yr Pass Thru (B)	5.500	06-01-53	911,088	909,322
30 Yr Pass Thru (B)	5.500	06-01-53	874,943	873,084
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.500	06-01-53	692,856	$690,929
30 Yr Pass Thru (B)	5.500	07-01-53	959,205	958,110
30 Yr Pass Thru (B)	5.500	07-01-53	706,551	704,056
30 Yr Pass Thru (B)	5.500	07-01-53	693,920	691,144
30 Yr Pass Thru (B)	5.500	07-01-53	583,244	580,182
30 Yr Pass Thru (B)	5.500	12-01-53	534,151	532,265
30 Yr Pass Thru (B)	6.000	04-01-53	831,259	845,138
30 Yr Pass Thru (B)	6.000	05-01-53	681,588	692,968
30 Yr Pass Thru (B)	6.000	08-01-53	665,347	677,911
30 Yr Pass Thru (B)	6.000	09-01-53	884,403	898,893
30 Yr Pass Thru (B)	6.000	10-01-53	601,670	610,587
30 Yr Pass Thru (B)	6.000	11-01-53	647,566	658,459
30 Yr Pass Thru (B)	6.000	11-01-53	670,292	683,411
30 Yr Pass Thru (B)	6.000	03-01-54	637,901	648,631
30 Yr Pass Thru (B)	6.500	09-01-53	674,196	698,153
30 Yr Pass Thru (B)	6.500	10-01-53	697,075	718,698
Federal National Mortgage Association
30 Yr Pass Thru	3.500	12-01-42	901,421	829,601
30 Yr Pass Thru (B)	3.500	01-01-43	996,264	918,510
30 Yr Pass Thru (B)	3.500	04-01-45	340,451	308,603
30 Yr Pass Thru (B)	3.500	11-01-46	677,601	613,368
30 Yr Pass Thru (B)	3.500	07-01-47	701,090	633,973
30 Yr Pass Thru (B)	3.500	07-01-47	663,230	601,188
30 Yr Pass Thru (B)	3.500	11-01-47	292,933	264,615
30 Yr Pass Thru (B)	3.500	09-01-49	141,156	126,452
30 Yr Pass Thru (B)	3.500	03-01-50	364,089	325,934
30 Yr Pass Thru (B)	4.000	09-01-41	243,788	229,996
30 Yr Pass Thru (B)	4.000	01-01-49	634,037	588,025
30 Yr Pass Thru (B)	4.000	07-01-49	135,893	126,286
30 Yr Pass Thru (B)	4.000	08-01-49	279,214	259,824
30 Yr Pass Thru (B)	4.000	02-01-50	229,294	212,654
30 Yr Pass Thru (B)	4.000	03-01-51	728,142	675,301
30 Yr Pass Thru (B)	4.000	08-01-51	492,789	457,951
30 Yr Pass Thru (B)	4.000	10-01-51	981,229	908,795
30 Yr Pass Thru (B)	4.000	04-01-52	93,885	86,698
30 Yr Pass Thru	4.000	06-01-52	958,532	884,553
30 Yr Pass Thru (B)	4.000	06-01-52	1,004,167	926,666
30 Yr Pass Thru (B)	4.000	06-01-52	789,388	731,424
30 Yr Pass Thru (B)	4.000	07-01-52	390,248	360,738
30 Yr Pass Thru (B)	4.500	06-01-52	399,237	379,872
30 Yr Pass Thru (B)	4.500	06-01-52	920,472	872,948
30 Yr Pass Thru (B)	4.500	08-01-52	462,797	438,035
30 Yr Pass Thru (B)	4.500	08-01-52	101,002	96,040
30 Yr Pass Thru (B)	4.500	08-01-52	756,452	715,978
30 Yr Pass Thru	4.500	09-01-52	631,716	601,864
30 Yr Pass Thru (B)	5.000	06-01-52	620,195	605,369
30 Yr Pass Thru (B)	5.000	08-01-52	1,171,280	1,138,522
30 Yr Pass Thru (B)	5.000	10-01-52	1,403,652	1,366,369
30 Yr Pass Thru (B)	5.000	10-01-52	726,060	708,250
30 Yr Pass Thru (B)	5.000	11-01-52	2,596,305	2,531,805
30 Yr Pass Thru (B)	5.000	12-01-52	671,061	654,390
30 Yr Pass Thru	5.000	03-01-53	1,043,096	1,015,879
30 Yr Pass Thru (B)	5.500	10-01-52	570,157	567,342
30 Yr Pass Thru (B)	5.500	01-01-53	1,808,266	1,804,423
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.500	02-01-53	812,542	$812,847
30 Yr Pass Thru	5.500	03-01-53	653,691	652,711
30 Yr Pass Thru (B)	5.500	04-01-53	1,610,476	1,602,524
30 Yr Pass Thru (B)	5.500	05-01-53	947,913	944,714
30 Yr Pass Thru	5.500	05-01-53	1,151,135	1,150,847
30 Yr Pass Thru (B)	5.500	05-01-53	960,560	958,819
30 Yr Pass Thru (B)	5.500	05-01-53	674,580	673,779
30 Yr Pass Thru	5.500	07-01-53	595,047	593,038
30 Yr Pass Thru (B)	5.500	05-01-54	578,339	575,302
30 Yr Pass Thru (B)	6.000	05-01-53	657,436	670,261
30 Yr Pass Thru (B)	6.000	07-01-53	646,113	656,295
30 Yr Pass Thru (B)	6.000	08-01-53	774,022	781,467
30 Yr Pass Thru (B)	6.000	08-01-53	603,397	609,398
30 Yr Pass Thru	6.000	07-01-54	571,416	581,849
30 Yr Pass Thru	6.500	04-01-53	683,517	709,515
30 Yr Pass Thru (B)	6.500	05-01-53	505,629	521,139
30 Yr Pass Thru	6.500	08-01-53	664,434	689,498
30 Yr Pass Thru (B)	6.500	08-01-53	693,634	719,366
30 Yr Pass Thru (B)	6.500	09-01-53	671,481	695,342
30 Yr Pass Thru (B)	6.500	10-01-53	573,419	592,639

30 Yr Pass Thru (B)	6.500	11-01-53	556,200	577,181
Corporate bonds 73.0% (44.4% of Total investments)				$102,136,490
(Cost $102,888,429)
Communication services 4.6%				6,380,788
Diversified telecommunication services 1.3%
AT&T, Inc. (B)	2.750	06-01-31	491,000	429,643
AT&T, Inc.	3.550	09-15-55	484,000	324,854
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	200,000	200,014
GCI LLC (C)	4.750	10-15-28	208,000	196,234
IHS Holding, Ltd. (C)	7.875	05-29-30	200,000	196,700
IHS Holding, Ltd. (A)(B)(C)	8.250	11-29-31	228,000	223,812
Iliad Holding SAS (C)	7.000	04-15-32	200,000	202,792
Windstream Services LLC (C)	8.250	10-01-31	92,000	95,222
Entertainment 0.4%
WarnerMedia Holdings, Inc. (B)	4.279	03-15-32	588,000	519,208
WMG Acquisition Corp. (C)	3.875	07-15-30	102,000	93,221
Interactive media and services 0.2%
Match Group Holdings II LLC (C)	3.625	10-01-31	67,000	57,489
Match Group Holdings II LLC (C)	4.125	08-01-30	201,000	181,568
Media 1.6%
CCO Holdings LLC	4.500	05-01-32	91,000	78,934
Charter Communications Operating LLC	2.800	04-01-31	396,000	336,309
Charter Communications Operating LLC	6.384	10-23-35	338,000	339,550
Midcontinent Communications (C)	8.000	08-15-32	216,000	221,678
News Corp. (C)	3.875	05-15-29	166,000	154,999
Paramount Global	4.200	05-19-32	78,000	69,518
Paramount Global	4.375	03-15-43	161,000	119,761
Paramount Global	4.950	05-19-50	328,000	252,157
Sirius XM Radio, Inc. (C)	4.000	07-15-28	179,000	167,384
TCI Communications, Inc. (B)	7.875	02-15-26	415,000	428,818
Wireless telecommunication services 1.1%
T-Mobile USA, Inc. (B)	3.875	04-15-30	798,000	754,319
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc. (B)	4.850	01-15-29	230,000	$229,344
T-Mobile USA, Inc. (B)	5.375	04-15-27	135,000	135,183
Vodafone Group PLC	5.625	02-10-53	143,000	134,808
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	228,000	237,269
Consumer discretionary 6.9%				9,695,013
Automobile components 0.0%
Dealer Tire LLC (A)(B)(C)	8.000	02-01-28	46,000	45,731
Automobiles 3.0%
Ford Motor Company	9.625	04-22-30	390,000	452,878
Ford Motor Credit Company LLC	4.000	11-13-30	624,000	565,168
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	429,532
Ford Motor Credit Company LLC	5.800	03-08-29	287,000	287,523
Ford Motor Credit Company LLC	6.054	11-05-31	245,000	243,744
Ford Motor Credit Company LLC	6.125	03-08-34	502,000	491,799
Ford Motor Credit Company LLC	7.122	11-07-33	238,000	248,937
General Motors Financial Company, Inc. (B)	5.850	04-06-30	670,000	685,674
General Motors Financial Company, Inc. (A)(B)	5.950	04-04-34	174,000	174,500
Hyundai Capital America (B)(C)	5.300	01-08-29	109,000	109,510
Hyundai Capital America (B)(C)	5.680	06-26-28	229,000	233,102
Nissan Motor Acceptance Company LLC (B)(C)	6.950	09-15-26	260,000	264,629
Broadline retail 0.3%
Kohl’s Corp. (A)(B)	4.625	05-01-31	128,000	102,455
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	101,000	98,942
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	03-15-30	91,000	87,533
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	156,000	147,533
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	43,000	42,252
Hotels, restaurants and leisure 1.8%
Booking Holdings, Inc. (B)	4.625	04-13-30	111,000	109,968
Caesars Entertainment, Inc. (A)(B)(C)	6.000	10-15-32	244,000	237,305
Caesars Entertainment, Inc. (C)	6.500	02-15-32	99,000	100,233
Full House Resorts, Inc. (C)	8.250	02-15-28	100,000	100,746
Hilton Grand Vacations Borrower LLC (C)	5.000	06-01-29	185,000	176,242
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	191,000	193,492
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	77,000	75,651
MGM Resorts International	4.750	10-15-28	332,000	322,153
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	210,000	200,233
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	173,000	172,316
NCL Corp., Ltd. (C)	6.750	02-01-32	160,000	162,498
Resorts World Las Vegas LLC (C)	4.625	04-16-29	200,000	177,851
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	140,000	139,758
Royal Caribbean Cruises, Ltd. (C)	5.625	09-30-31	87,000	86,355
Royal Caribbean Cruises, Ltd. (C)	6.000	02-01-33	162,000	163,283
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	50,000	50,873
Travel + Leisure Company (C)	4.625	03-01-30	91,000	85,330
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	117,000	108,927
Century Communities, Inc. (C)	3.875	08-15-29	157,000	142,991
KB Home	4.000	06-15-31	178,000	159,416
Newell Brands, Inc.	6.375	05-15-30	125,000	126,563
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Newell Brands, Inc.	6.625	05-15-32	38,000	$38,375
Leisure products 0.2%
Brunswick Corp. (B)	5.850	03-18-29	185,000	188,569
Specialty retail 1.1%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	55,000	52,266
Asbury Automotive Group, Inc.	4.750	03-01-30	165,000	156,661
AutoNation, Inc. (B)	4.750	06-01-30	244,000	237,667
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	132,000	134,841
Group 1 Automotive, Inc. (C)	4.000	08-15-28	107,000	101,528
Lithia Motors, Inc. (C)	3.875	06-01-29	80,000	74,225
Lithia Motors, Inc. (C)	4.375	01-15-31	121,000	111,432
Lithia Motors, Inc. (C)	4.625	12-15-27	40,000	38,828
Saks Global Enterprises LLC (C)	11.000	12-15-29	168,000	160,878
The Michaels Companies, Inc. (C)	5.250	05-01-28	253,000	196,744
The Michaels Companies, Inc. (C)	7.875	05-01-29	234,000	146,983
Velocity Vehicle Group LLC (C)	8.000	06-01-29	136,000	141,678
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (C)	8.375	10-01-31	45,000	45,156
Tapestry, Inc. (B)	5.100	03-11-30	66,000	65,556
Consumer staples 1.0%				1,342,093
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (C)	6.125	09-15-32	65,000	65,137
Food products 0.9%
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	34,000	35,148
JBS USA LUX SA (B)	5.500	01-15-30	45,000	45,079
JBS USA LUX SA (B)	5.750	04-01-33	384,000	386,372
JBS USA LUX Sarl (C)	5.950	04-20-35	55,000	55,733
MARB BondCo PLC (C)	3.950	01-29-31	299,000	254,792
NBM US Holdings, Inc. (C)	6.625	08-06-29	298,000	296,733
Pilgrim’s Pride Corp.	6.250	07-01-33	154,000	157,947
Personal care products 0.0%
HLF Financing Sarl LLC (C)	12.250	04-15-29	43,000	45,152
Energy 11.7%				16,413,073
Oil, gas and consumable fuels 11.7%
Aker BP ASA (C)	5.800	10-01-54	150,000	135,883
Aker BP ASA (C)	6.000	06-13-33	245,000	246,737
Antero Midstream Partners LP (C)	5.375	06-15-29	182,000	177,935
Antero Midstream Partners LP (C)	6.625	02-01-32	143,000	146,062
Antero Resources Corp. (A)(B)(C)	5.375	03-01-30	69,000	67,524
Ascent Resources Utica Holdings LLC (A)(B)(C)	5.875	06-30-29	237,000	233,196
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	60,000	60,501
Blue Racer Midstream LLC (C)	7.000	07-15-29	131,000	134,566
Blue Racer Midstream LLC (C)	7.250	07-15-32	86,000	89,992
Buckeye Partners LP (C)	4.500	03-01-28	47,000	45,258
Cheniere Energy Partners LP (B)	4.000	03-01-31	362,000	335,100
Cheniere Energy Partners LP	5.950	06-30-33	232,000	237,061
Cheniere Energy, Inc.	5.650	04-15-34	107,000	106,965
Civitas Resources, Inc. (C)	8.625	11-01-30	111,000	117,656
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	173,000	171,047
Columbia Pipelines Operating Company LLC (B)(C)	5.927	08-15-30	87,000	89,769
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	280,000	$287,436
Continental Resources, Inc.	4.900	06-01-44	162,000	131,152
Continental Resources, Inc. (B)(C)	5.750	01-15-31	299,000	299,464
Diamondback Energy, Inc.	5.750	04-18-54	242,000	227,220
DT Midstream, Inc. (C)	5.800	12-15-34	230,000	229,635
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	340,000	331,027
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	347,000	337,827
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	306,000	302,358
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	144,000	159,458
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	75,579
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	127,068
Energy Transfer LP	5.150	03-15-45	345,000	303,775
Energy Transfer LP (B)	5.250	07-01-29	145,000	145,716
Energy Transfer LP	5.400	10-01-47	250,000	224,322
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	488,000	487,738
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	381,000	386,392
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	580,000	569,013
EQM Midstream Partners LP (C)	6.375	04-01-29	108,000	109,797
EQM Midstream Partners LP (C)	7.500	06-01-30	90,000	96,944
Expand Energy Corp.	4.750	02-01-32	171,000	159,531
Genesis Energy LP	7.875	05-15-32	68,000	68,114
Genesis Energy LP	8.000	05-15-33	83,000	83,017
Global Partners LP (C)	8.250	01-15-32	117,000	122,120
Hess Midstream Operations LP (C)	4.250	02-15-30	59,000	55,188
Hess Midstream Operations LP (C)	5.500	10-15-30	25,000	24,684
Hess Midstream Operations LP (C)	6.500	06-01-29	44,000	44,890
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	27,000	28,068
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	142,000	158,786
Leviathan Bond, Ltd. (C)	6.500	06-30-27	327,000	322,839
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	62,400
Matador Resources Company (C)	6.250	04-15-33	98,000	96,569
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	192,415	162,760
MPLX LP (B)	4.250	12-01-27	170,000	167,604
MPLX LP (B)	4.950	09-01-32	149,000	144,502
MPLX LP (B)	5.000	03-01-33	152,000	146,747
Occidental Petroleum Corp.	5.375	01-01-32	96,000	94,167
Occidental Petroleum Corp.	6.050	10-01-54	241,000	227,317
Occidental Petroleum Corp.	6.450	09-15-36	262,000	268,771
Occidental Petroleum Corp.	6.600	03-15-46	126,000	126,981
Occidental Petroleum Corp.	6.625	09-01-30	678,000	710,892
Occidental Petroleum Corp.	8.500	07-15-27	405,000	431,738
ONEOK, Inc. (A)(B)	5.050	11-01-34	94,000	89,810
ONEOK, Inc.	6.050	09-01-33	242,000	248,591
ONEOK, Inc.	6.625	09-01-53	260,000	271,370
Ovintiv, Inc.	6.250	07-15-33	132,000	135,367
Ovintiv, Inc. (B)	7.200	11-01-31	84,000	90,621
Parkland Corp. (C)	4.500	10-01-29	157,000	147,182
Parkland Corp. (C)	4.625	05-01-30	132,000	122,862
Parkland Corp. (C)	6.625	08-15-32	67,000	67,157
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC (B)	4.500	05-15-30	416,000	$403,636
Sunoco LP	4.500	04-30-30	238,000	223,827
Sunoco LP (C)	7.000	05-01-29	137,000	141,604
Sunoco LP (C)	7.250	05-01-32	137,000	142,944
Talos Production, Inc. (C)	9.000	02-01-29	22,000	22,879
Talos Production, Inc. (C)	9.375	02-01-31	72,000	74,812
Targa Resources Corp.	5.500	02-15-35	245,000	241,648
Targa Resources Corp. (B)	6.150	03-01-29	222,000	230,732
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	243,228
The Williams Companies, Inc. (B)	4.650	08-15-32	186,000	177,487
The Williams Companies, Inc. (B)	4.800	11-15-29	126,000	124,821
Var Energi ASA (C)	8.000	11-15-32	512,000	571,463
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	72,000	66,602
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	119,000	107,582
Venture Global LNG, Inc. (C)	7.000	01-15-30	132,000	134,914
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(D)	9.000	09-30-29	439,000	457,470
Venture Global LNG, Inc. (C)	9.500	02-01-29	229,000	255,267
Vital Energy, Inc. (A)(B)(C)	7.875	04-15-32	135,000	133,149
Western Midstream Operating LP (B)	4.050	02-01-30	234,000	220,470
Western Midstream Operating LP	5.450	11-15-34	118,000	114,630
Whistler Pipeline LLC (B)(C)	5.400	09-30-29	96,000	95,894
Whistler Pipeline LLC (B)(C)	5.700	09-30-31	120,000	120,196
Financials 22.6%				31,555,452
Banks 13.5%
Banco Santander SA	4.379	04-12-28	287,000	281,112
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (A)(B)(D)	9.625	05-21-33	287,000	330,226
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	340,000	302,209
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%) (B)	4.571	04-27-33	198,000	189,392
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (B)	5.015	07-22-33	965,000	949,438
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	246,000	239,769
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (B)	6.204	11-10-28	309,000	320,133
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	328,000	339,542
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (B)	7.385	11-02-28	435,000	460,790
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	274,000	285,540
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)(C)	5.497	05-20-30	201,000	202,387
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)(C)(D)	9.250	11-17-27	206,000	220,589
Citibank NA (B)	5.488	12-04-26	430,000	436,772
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	288,000	293,515
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (D)	6.250	08-15-26	525,000	530,284
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%)	6.270	11-17-33	150,000	157,652
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	199,000	200,823
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)(B)	5.982	01-30-30	151,000	152,481
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (B)(C)	5.335	01-10-30	440,000	442,187
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)(C)	6.316	10-03-29	281,000	292,028
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	95,000	93,446
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	167,000	169,478
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	7.623	03-03-25	173,000	172,454
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	94,000	$94,194
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	71,000	71,287
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%) (B)	6.208	08-21-29	163,000	168,823
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%) (B)	4.452	12-05-29	115,000	113,225
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (B)	4.912	07-25-33	345,000	338,216
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%) (B)	4.995	07-22-30	244,000	243,761
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%) (B)	5.012	01-23-30	260,000	260,542
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%) (B)	5.294	07-22-35	242,000	240,002
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%) (B)	5.581	04-22-30	169,000	172,577
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (B)	5.717	09-14-33	355,000	361,722
JPMorgan Chase & Co. (B)	8.750	09-01-30	375,000	442,012
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (A)(B)(D)	6.750	09-27-31	200,000	192,512
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (A)(B)(D)	5.125	11-01-26	141,000	139,677
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%) (A)(B)	5.385	01-16-36	181,000	176,474
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (B)	5.516	09-30-28	342,000	346,749
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (A)(B)(D)	7.300	11-19-34	236,000	232,534
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	200,000	212,574
Popular, Inc.	7.250	03-13-28	218,000	227,234
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	375,000	367,979
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	98,000	99,660
Santander Holdings USA, Inc. (B)	4.400	07-13-27	395,000	390,924
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)(C)(D)	5.375	11-18-30	269,000	236,581
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (B)(C)	5.634	01-19-30	200,000	201,127
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%) (B)	4.812	10-21-32	236,000	230,424
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%) (B)	5.575	01-29-36	158,000	158,784
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (B)	5.939	08-18-34	158,000	163,055
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(D)	6.200	09-15-27	355,000	358,069
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	216,000	216,961
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	234,000	232,136
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%) (A)(B)	5.435	01-24-30	290,000	293,276
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	256,000	261,012
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (B)	7.161	10-30-29	683,000	731,254
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%) (B)	4.839	02-01-34	276,000	264,867
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%) (B)	5.384	01-23-30	153,000	154,980
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (B)	5.836	06-12-34	287,000	293,337
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (B)	6.787	10-26-27	272,000	280,887
Wachovia Corp. (B)	7.574	08-01-26	465,000	482,725
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (B)	4.808	07-25-28	621,000	619,581
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%)	4.897	07-25-33	438,000	424,555
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%) (A)(B)	5.211	12-03-35	228,000	223,052
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	140,000	140,712
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	901,000	960,524
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 5.1%
Ares Capital Corp. (B)	5.875	03-01-29	161,000	$163,005
Ares Capital Corp. (B)	7.000	01-15-27	325,000	336,208
Ares Strategic Income Fund (B)(C)	5.600	02-15-30	180,000	177,798
Ares Strategic Income Fund (B)(C)	6.200	03-21-32	160,000	160,098
Ares Strategic Income Fund (B)(C)	6.350	08-15-29	74,000	75,389
Blackstone Private Credit Fund (B)(C)	5.250	04-01-30	187,000	182,360
Blackstone Private Credit Fund (B)	5.950	07-16-29	97,000	97,904
Blackstone Private Credit Fund (B)	6.000	01-29-32	181,000	179,205
Blackstone Private Credit Fund (B)	7.050	09-29-25	445,000	450,830
Blackstone Private Credit Fund (B)	7.300	11-27-28	241,000	255,018
Blackstone Secured Lending Fund (B)	5.350	04-13-28	179,000	178,306
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	226,000	216,989
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (B)	6.720	01-18-29	205,000	213,547
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%) (B)	6.819	11-20-29	171,000	180,108
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (B)	7.079	02-10-34	265,000	275,998
Jefferies Financial Group, Inc.	6.200	04-14-34	199,000	204,990
Lazard Group LLC (B)	4.375	03-11-29	230,000	223,825
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month CME Term SOFR + 2.012%) (B)(C)	5.033	01-15-30	230,000	229,065
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%) (B)	5.173	01-16-30	394,000	395,715
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%) (B)	5.320	07-19-35	189,000	186,746
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	531,000	536,015
MSCI, Inc. (B)(C)	3.625	11-01-31	305,000	273,561
Sixth Street Lending Partners (B)	5.750	01-15-30	113,000	111,838
Sixth Street Lending Partners (B)(C)	6.125	07-15-30	90,000	90,517
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%) (B)	4.975	03-14-30	146,000	146,595
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%) (B)	5.643	05-19-29	100,000	102,452
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%) (B)	5.853	05-19-34	139,000	143,344
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%) (B)	6.196	11-17-29	276,000	288,901
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (B)	6.484	10-24-29	345,000	362,241
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	209,000	211,415
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (C)(D)	9.250	11-13-28	203,000	221,353
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	200,000	231,002
Consumer finance 0.6%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	150,000	150,178
Ally Financial, Inc. (B)	8.000	11-01-31	195,000	218,783
Enova International, Inc. (C)	9.125	08-01-29	58,000	61,038
OneMain Finance Corp.	9.000	01-15-29	96,000	101,970
Trust Fibra Uno (C)	7.375	02-13-34	233,000	228,790
Financial services 1.0%
Apollo Debt Solutions BDC (C)	6.700	07-29-31	191,000	197,451
Apollo Debt Solutions BDC (B)(C)	6.900	04-13-29	328,000	341,372
Block, Inc.	3.500	06-01-31	96,000	85,428
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	112,000	115,182
Enact Holdings, Inc. (B)	6.250	05-28-29	242,000	246,985
HPS Corporate Lending Fund (B)(C)	5.950	04-14-32	91,000	90,217
Macquarie Airfinance Holdings, Ltd. (C)	5.150	03-17-30	54,000	53,120
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	71,000	67,071
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	147,000	144,318
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 2.3%
AmWINS Group, Inc. (C)	6.375	02-15-29	86,000	$86,995
Athene Global Funding (B)(C)	4.721	10-08-29	135,000	131,432
Athene Global Funding (B)(C)	5.322	11-13-31	162,000	159,971
Athene Holding, Ltd. (A)(B)	5.875	01-15-34	135,000	136,556
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	110,000	112,517
CNA Financial Corp. (B)	3.900	05-01-29	150,000	143,696
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	381,598
CNO Financial Group, Inc.	6.450	06-15-34	121,000	125,169
GA Global Funding Trust (B)(C)	5.200	12-09-31	158,000	154,600
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	163,000	157,303
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	68,000	71,120
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	203,000	194,192
MassMutual Global Funding II (B)(C)	4.350	09-17-31	200,000	193,208
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	355,000	362,566
Panther Escrow Issuer LLC (C)	7.125	06-01-31	258,000	264,210
Ryan Specialty LLC (C)	5.875	08-01-32	167,000	165,477
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	101,000	91,078
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	343,794
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	158,000	155,718
Starwood Property Trust, Inc. (C)	7.250	04-01-29	36,000	37,187
Health care 3.5%				4,832,617
Biotechnology 1.0%
Amgen, Inc. (B)	5.250	03-02-30	276,000	279,559
Amgen, Inc. (B)	5.250	03-02-33	537,000	535,163
Amgen, Inc.	5.650	03-02-53	277,000	267,698
Regeneron Pharmaceuticals, Inc. (B)	1.750	09-15-30	284,000	237,408
Star Parent, Inc. (C)	9.000	10-01-30	65,000	68,400
Health care equipment and supplies 0.5%
Solventum Corp. (B)	5.400	03-01-29	204,000	206,182
Solventum Corp. (B)	5.450	03-13-31	392,000	395,078
Varex Imaging Corp. (C)	7.875	10-15-27	119,000	123,110
Health care providers and services 1.0%
Centene Corp.	4.250	12-15-27	70,000	67,836
Concentra Escrow Issuer Corp. (C)	6.875	07-15-32	31,000	32,056
DaVita, Inc. (C)	4.625	06-01-30	435,000	404,743
HCA, Inc. (B)	5.450	04-01-31	193,000	193,945
HCA, Inc.	5.500	06-01-33	230,000	228,652
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	238,000	232,637
Humana, Inc. (B)	5.875	03-01-33	195,000	197,500
Pharmaceuticals 1.0%
Endo Finance Holdings, Inc. (A)(B)(C)	8.500	04-15-31	104,000	111,244
IQVIA, Inc. (B)	6.250	02-01-29	224,000	231,812
Royalty Pharma PLC (B)	5.150	09-02-29	113,000	112,924
Viatris, Inc. (B)	2.700	06-22-30	380,000	331,010
Viatris, Inc.	4.000	06-22-50	849,000	575,660
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Industrials 8.2%				$11,464,826
Aerospace and defense 0.3%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	56,000	57,249
Embraer Netherlands Finance BV (C)	7.000	07-28-30	225,000	236,658
The Boeing Company	6.528	05-01-34	139,000	146,847
Building products 0.6%
Builders FirstSource, Inc. (C)	4.250	02-01-32	225,000	202,892
Builders FirstSource, Inc. (C)	6.375	06-15-32	135,000	136,724
Builders FirstSource, Inc. (C)	6.375	03-01-34	199,000	200,152
Owens Corning	5.700	06-15-34	245,000	249,639
Commercial services and supplies 0.4%
Allied Universal Holdco LLC (C)	7.875	02-15-31	291,000	298,360
Cimpress PLC (C)	7.375	09-15-32	197,000	195,640
Construction and engineering 0.7%
Arcosa, Inc. (C)	6.875	08-15-32	29,000	29,725
Brundage-Bone Concrete Pumping Holdings, Inc. (C)	7.500	02-01-32	55,000	55,686
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	177,000	184,463
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	200,000	194,353
MasTec, Inc. (B)(C)	4.500	08-15-28	147,000	143,021
MasTec, Inc. (B)	5.900	06-15-29	131,000	133,465
Quanta Services, Inc.	5.250	08-09-34	121,000	118,154
Williams Scotsman, Inc. (C)	6.625	06-15-29	80,000	81,967
Electrical equipment 0.3%
EMRLD Borrower LP (C)	6.625	12-15-30	242,000	244,778
Regal Rexnord Corp.	6.400	04-15-33	222,000	229,728
Ground transportation 0.3%
Uber Technologies, Inc. (B)(C)	4.500	08-15-29	320,000	312,056
Uber Technologies, Inc.	4.800	09-15-34	71,000	67,980
Watco Companies LLC (C)	7.125	08-01-32	69,000	71,529
Machinery 0.3%
Flowserve Corp. (B)	3.500	10-01-30	184,000	168,142
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	129,000	137,396
Terex Corp. (C)	6.250	10-15-32	104,000	102,874
Passenger airlines 3.3%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	233,000	247,563
American Airlines 2014-1 Class A Pass Through Trust (B)	3.700	10-01-26	93,627	91,183
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	05-01-27	60,339	58,387
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	245,975	234,968
American Airlines 2016-1 Class AA Pass Through Trust (B)	3.575	01-15-28	60,759	58,460
American Airlines 2016-3 Class A Pass Through Trust (B)	3.250	10-15-28	29,892	27,576
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	141,164	133,032
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	191,625	182,990
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	154,921	142,819
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	278,155	247,815
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	195,766	179,481
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	72,482	68,411
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	202,630	175,865
American Airlines 2021-1 Class B Pass Through Trust (B)	3.950	07-11-30	214,675	200,670
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	169,866
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	09-20-31	82,914	78,058
British Airways 2020-1 Class A Pass Through Trust (B)(C)	4.250	11-15-32	88,477	84,204
British Airways 2020-1 Class B Pass Through Trust (B)(C)	8.375	11-15-28	46,901	48,457
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	250,000	245,307
Delta Air Lines, Inc. (B)(C)	4.750	10-20-28	332,848	330,754
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	208,219	$181,172
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	248,350	232,485
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	82,664	81,568
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	199,094	185,931
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	255,729	259,602
United Airlines 2023-1 Class A Pass Through Trust (B)	5.800	01-15-36	262,711	266,105
United Airlines 2024-1 Class A Pass Through Trust (B)	5.875	02-15-37	192,000	194,238
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	209,000	207,530
United Airlines, Inc. (C)	4.625	04-15-29	64,000	61,441
Professional services 0.2%
Amentum Holdings, Inc. (C)	7.250	08-01-32	20,000	20,276
Concentrix Corp. (A)(B)	6.600	08-02-28	266,000	275,377
Trading companies and distributors 1.8%
AerCap Ireland Capital DAC	3.300	01-30-32	672,000	589,448
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	417,570
Air Lease Corp. (B)	5.100	03-01-29	165,000	165,616
Air Lease Corp. (B)	5.850	12-15-27	290,000	297,554
Ashtead Capital, Inc. (C)	5.550	05-30-33	200,000	197,484
Ashtead Capital, Inc. (C)	5.950	10-15-33	540,000	546,348
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	98,000	95,836
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	190,000	183,901
Information technology 4.0%				5,646,435
Electronic equipment, instruments and components 0.0%
Flex, Ltd. (B)	5.250	01-15-32	69,000	68,042
IT services 0.0%
Virtusa Corp. (C)	7.125	12-15-28	48,000	46,938
Semiconductors and semiconductor equipment 2.1%
Broadcom, Inc. (C)	3.419	04-15-33	782,000	683,765
Broadcom, Inc. (C)	3.469	04-15-34	118,000	101,966
Broadcom, Inc. (B)	4.550	02-15-32	93,000	89,598
Broadcom, Inc. (B)	4.750	04-15-29	315,000	313,031
Foundry JV Holdco LLC (C)	5.875	01-25-34	239,000	237,485
Micron Technology, Inc. (B)	5.300	01-15-31	154,000	154,080
Micron Technology, Inc. (B)	5.875	02-09-33	140,000	143,223
Micron Technology, Inc. (A)(B)	5.875	09-15-33	228,000	233,522
Micron Technology, Inc. (B)	6.750	11-01-29	693,000	738,333
Qorvo, Inc. (C)	3.375	04-01-31	95,000	82,254
Qorvo, Inc.	4.375	10-15-29	129,000	121,949
Software 1.4%
AppLovin Corp.	5.375	12-01-31	133,000	133,548
AppLovin Corp.	5.500	12-01-34	137,000	136,425
Atlassian Corp. (B)	5.250	05-15-29	140,000	141,318
Cloud Software Group, Inc. (C)	8.250	06-30-32	66,000	68,601
Cloud Software Group, Inc. (C)	9.000	09-30-29	45,000	46,087
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	119,000	120,283
Oracle Corp.	5.250	02-03-32	159,000	158,636
Oracle Corp.	5.550	02-06-53	371,000	348,011
Oracle Corp. (B)	6.250	11-09-32	595,000	628,772
Rocket Software, Inc. (C)	9.000	11-28-28	109,000	112,904
Technology hardware, storage and peripherals 0.5%
CDW LLC (B)	5.100	03-01-30	75,000	74,115
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
CDW LLC	5.550	08-22-34	100,000	$99,039
Dell International LLC (A)(B)	5.400	04-15-34	567,000	564,510
Materials 2.5%				3,525,976
Chemicals 0.3%
Braskem Netherlands Finance BV (A)(B)(C)	4.500	01-31-30	361,000	308,714
Sasol Financing USA LLC	5.500	03-18-31	158,000	133,106
Construction materials 0.6%
Cemex SAB de CV (A)(B)(C)	3.875	07-11-31	255,000	224,817
Cemex SAB de CV (A)(B)(C)	5.200	09-17-30	256,000	245,774
Quikrete Holdings, Inc. (C)	6.375	03-01-32	129,000	129,000
Quikrete Holdings, Inc. (C)	6.750	03-01-33	33,000	33,000
Summit Materials LLC (C)	7.250	01-15-31	117,000	126,214
Vulcan Materials Company	5.350	12-01-34	92,000	91,547
Containers and packaging 0.5%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	163,000	165,592
Clydesdale Acquisition Holdings, Inc. (A)(B)(C)	8.750	04-15-30	67,000	68,347
Graphic Packaging International LLC (C)	3.500	03-01-29	165,000	152,305
Owens-Brockway Glass Container, Inc. (A)(B)(C)	7.250	05-15-31	288,000	280,728
Metals and mining 0.9%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	231,000	239,610
Arsenal AIC Parent LLC (C)	8.000	10-01-30	201,000	208,974
Freeport-McMoRan, Inc. (B)	4.250	03-01-30	278,000	266,964
Freeport-McMoRan, Inc. (A)(B)	5.400	11-14-34	196,000	193,152
Freeport-McMoRan, Inc.	5.450	03-15-43	149,000	138,602
Novelis Corp. (C)	4.750	01-30-30	228,000	214,227
Novelis, Inc. (C)	6.875	01-30-30	41,000	41,974
Paper and forest products 0.2%
Magnera Corp. (A)(B)(C)	7.250	11-15-31	267,000	263,329
Real estate 2.0%				2,832,990
Hotel and resort REITs 0.1%
XHR LP (A)(B)(C)	6.625	05-15-30	90,000	90,971
Specialized REITs 1.9%
American Tower Corp. (B)	5.200	02-15-29	830,000	834,706
American Tower Trust I (B)(C)	5.490	03-15-28	300,000	303,226
GLP Capital LP	4.000	01-15-30	121,000	113,254
GLP Capital LP	6.750	12-01-33	90,000	95,209
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	54,000	50,297
Iron Mountain, Inc. (C)	5.250	07-15-30	130,000	125,026
Iron Mountain, Inc. (C)	6.250	01-15-33	129,000	129,227
SBA Tower Trust (B)(C)	6.599	01-15-28	96,000	98,345
Uniti Group LP (A)(B)(C)	6.500	02-15-29	75,000	68,421
VICI Properties LP (B)(C)	3.875	02-15-29	151,000	142,626
VICI Properties LP (B)(C)	4.625	12-01-29	279,000	268,020
VICI Properties LP (B)	5.125	11-15-31	274,000	267,693
VICI Properties LP (B)	5.125	05-15-32	253,000	245,969
Utilities 6.0%				8,447,227
Electric utilities 3.6%
American Electric Power Company, Inc. (A)(B)	5.625	03-01-33	94,000	95,031
Atlantica Transmision Sur SA (C)	6.875	04-30-43	226,400	239,318
Constellation Energy Generation LLC	6.125	01-15-34	81,000	84,212
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Constellation Energy Generation LLC	6.500	10-01-53	138,000	$144,743
Dominion Energy South Carolina, Inc. (B)	5.300	05-15-33	160,000	160,051
Duke Energy Corp. (A)(B)	5.750	09-15-33	278,000	285,101
Electricite de France SA (B)(C)	5.650	04-22-29	319,000	325,792
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	200,000	227,157
Georgia Power Company (B)	4.950	05-17-33	144,000	140,868
Monongahela Power Company (B)(C)	5.400	12-15-43	50,000	47,299
NextEra Energy Capital Holdings, Inc. (B)	5.000	07-15-32	90,000	88,691
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	109,000	110,765
NRG Energy, Inc. (C)	3.625	02-15-31	132,000	116,299
NRG Energy, Inc. (C)	3.875	02-15-32	291,000	255,639
NRG Energy, Inc. (B)(C)	4.450	06-15-29	194,000	186,294
NRG Energy, Inc.	5.750	01-15-28	250,000	250,386
NRG Energy, Inc. (C)	5.750	07-15-29	201,000	197,495
NRG Energy, Inc. (C)	6.000	02-01-33	126,000	123,107
NRG Energy, Inc. (C)	6.250	11-01-34	126,000	124,153
NRG Energy, Inc. (A)(B)(C)	7.000	03-15-33	240,000	258,021
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	189,000	209,589
Pacific Gas & Electric Company	4.950	07-01-50	117,000	96,315
Pacific Gas & Electric Company	5.800	05-15-34	179,000	177,601
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	292,000	283,707
Progress Energy, Inc. (B)	7.750	03-01-31	470,000	531,857
The Southern Company	5.200	06-15-33	83,000	82,044
The Southern Company	5.700	03-15-34	209,000	212,817
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	86,000	86,413
Independent power and renewable electricity producers 1.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	220,923	193,197
Alpha Generation LLC (C)	6.750	10-15-32	89,000	89,988
Lightning Power LLC (C)	7.250	08-15-32	158,000	163,192
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	141,000	144,563
Vistra Operations Company LLC (B)(C)	3.700	01-30-27	486,000	473,431
Vistra Operations Company LLC (B)(C)	4.300	07-15-29	441,000	422,615
Vistra Operations Company LLC (C)	6.875	04-15-32	96,000	98,775
Vistra Operations Company LLC (B)(C)	6.950	10-15-33	213,000	228,616
Multi-utilities 1.1%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	74,000	75,055
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	266,000	271,321
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	171,000	178,257
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	120,000	126,925
NiSource, Inc.	5.350	04-01-34	165,000	163,852
NiSource, Inc.	5.400	06-30-33	115,000	114,534
Sempra	5.500	08-01-33	224,000	222,967
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (A)(B)	6.400	10-01-54	176,000	169,529

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	170,000	169,645
Municipal bonds 0.1% (0.0% of Total investments)				$124,329
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	124,329
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 0.3% (0.2% of Total investments)				$467,133
(Cost $465,479)
Financials 0.1%				154,270
Insurance 0.1%
AmWINS Group, Inc., 2025 Term Loan B (G)	TBD	01-23-32	154,000	154,270
Health care 0.0%				81,346
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.312	04-23-31	80,798	81,346
Industrials 0.2%				231,517
Commercial services and supplies 0.2%

Gloves Buyer, Inc., 2025 Term Loan (G)	TBD	01-17-32	232,000	231,517

Collateralized mortgage obligations 10.1% (6.2% of Total investments)				$14,143,290
(Cost $17,217,103)
Commercial and residential 8.6%				12,085,353
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	166,583	163,178
BAHA Trust
Series 2024-MAR, Class A (C)(H)	6.171	12-10-41	203,000	206,490
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	175,000	106,750
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	64,969	63,825
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	110,847	106,765
Series 2024-5C29, Class A3	5.208	09-15-57	63,000	63,400
Series 2024-5C31, Class A3	5.609	12-15-57	66,000	67,561
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	92,410	90,737
Series 2024-V12, Class A3	5.738	12-15-57	218,000	224,060
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	68,000	69,515
BRAVO Residential Funding Trust
Series 2023-NQM7, Class A2 (7.383% to 10-1-27, then 8.383% thereafter) (C)	7.383	09-25-63	545,096	554,349
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	86,000	78,576
Series 2022-CLS, Class A (C)	5.760	10-13-27	221,000	222,164
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	10-12-40	177,000	180,291
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	3,783,430	46,580
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.394	08-10-30	340,000	301,479
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	350,502	351,118
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	363,058	362,591
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	373,705	373,664
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	338,863	343,632
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(H)	6.650	08-25-53	337,872	339,736
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	2,085,275	31,608
Series 2007-4, Class ES IO	0.350	07-19-47	2,136,284	28,024
Series 2007-6, Class ES IO (C)	0.343	08-19-37	2,267,442	39,578
Hudson Yards Mortgage Trust
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-SPRL, Class A (C)(H)	5.467	01-13-40	100,000	$101,101
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	341,259	341,877
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	173,843
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	175,000	156,621
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (C)	5.000	06-25-62	484,329	482,404
Series 2023-NQM1, Class A1A (6.864% to 9-1-27, then 7.864% thereafter) (C)	6.864	10-25-63	376,415	380,578
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(H)	4.312	11-05-41	115,000	110,649
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	456,018	454,103
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (C)	6.567	06-25-63	318,024	321,481
Series 2024-NQM11, Class A2 (C)	6.128	06-25-64	534,155	537,352
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	375,000	376,808
Series 2024-CNTR, Class D (C)	7.109	11-13-41	234,000	242,353
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (C)	5.192	05-25-67	367,353	365,770
Towd Point Mortgage Trust
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	104,246	100,052
Series 2024-4, Class A1A (C)(H)	4.416	10-27-64	95,584	94,980
Verus Securitization Trust
Series 2023-2, Class A1 (6.193% to 3-1-27, then 7.193% thereafter) (C)	6.193	03-25-68	338,065	339,280
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (C)	6.476	06-25-68	305,749	307,944
Series 2023-6, Class A1 (6.665% to 9-1-27, then 7.665% thereafter) (C)	6.665	09-25-68	381,268	384,859
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	373,304	377,118
Series 2023-INV1, Class A1 (5.999% to 2-1-27, then 6.999% thereafter) (C)	5.999	02-25-68	1,433,752	1,438,254
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (C)	6.118	01-25-69	581,304	582,255
U.S. Government Agency 1.5%				2,057,937
Government National Mortgage Association
Series 2012-114, Class IO	0.628	01-16-53	414,047	6,460
Series 2016-174, Class IO	0.889	11-16-56	610,486	25,475
Series 2017-109, Class IO	0.229	04-16-57	739,063	9,953
Series 2017-124, Class IO	0.626	01-16-59	622,564	21,480
Series 2017-135, Class IO	0.699	10-16-58	1,028,722	34,414
Series 2017-140, Class IO	0.486	02-16-59	556,088	15,500
Series 2017-20, Class IO	0.520	12-16-58	1,253,452	28,740
Series 2017-22, Class IO	0.747	12-16-57	349,722	12,518
Series 2017-46, Class IO	0.651	11-16-57	927,391	34,615
Series 2017-61, Class IO	0.701	05-16-59	409,167	14,739
Series 2017-74, Class IO	0.421	09-16-58	1,105,610	19,718
Series 2018-114, Class IO	0.591	04-16-60	598,872	23,518
Series 2018-158, Class IO	0.793	05-16-61	1,189,278	68,427
Series 2018-35, Class IO	0.538	03-16-60	1,471,258	47,836
Series 2018-43, Class IO	0.454	05-16-60	1,569,029	50,158
Series 2018-69, Class IO (B)	0.607	04-16-60	610,145	27,155
Series 2018-9, Class IO	0.443	01-16-60	1,160,083	34,006
Series 2019-131, Class IO	0.803	07-16-61	898,634	50,834
Series 2020-100, Class IO	0.786	05-16-62	1,051,925	62,470
Series 2020-108, Class IO	0.847	06-16-62	1,176,287	67,596
Series 2020-114, Class IO	0.801	09-16-62	2,494,875	135,878
Series 2020-118, Class IO	0.883	06-16-62	1,812,847	111,924
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-119, Class IO	0.607	08-16-62	1,005,989	$46,668
Series 2020-120, Class IO	0.768	05-16-62	563,659	33,043
Series 2020-137, Class IO	0.797	09-16-62	2,893,786	166,069
Series 2020-150, Class IO	0.964	12-16-62	1,609,564	101,229
Series 2020-170, Class IO	0.835	11-16-62	2,163,906	138,030
Series 2021-203, Class IO	0.870	07-16-63	1,731,619	111,865
Series 2021-3, Class IO	0.869	09-16-62	2,774,647	175,483
Series 2021-40, Class IO (B)	0.822	02-16-63	673,992	41,227
Series 2022-150, Class IO	0.822	06-16-64	251,430	14,732
Series 2022-17, Class IO (B)	0.802	06-16-64	1,459,848	83,077
Series 2022-181, Class IO	0.718	07-16-64	776,438	48,216
Series 2022-21, Class IO (B)	0.784	10-16-63	641,537	36,517
Series 2022-53, Class IO	0.709	06-16-64	2,424,520	114,708

Series 2023-197, Class IO	1.317	09-16-65	510,866	43,659
Asset-backed securities 10.9% (6.6% of Total investments)				$15,203,827
(Cost $15,236,547)
Asset-backed securities 10.9%				15,203,827
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	77,794	76,550
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	164,000	167,950
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	10-16-28	500,000	502,642
American Express Credit Account Master Trust
Series 2023-4, Class A	5.150	09-15-30	670,000	682,922
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	59,179	54,450
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	321,541	324,794
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	586,043
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	101,352
CARS-DB7 LP
Series 2023-1A, Class A1 (C)	5.750	09-15-53	416,533	419,281
Chesapeake Funding II LLC
Series 2023-2A, Class A1 (C)	6.160	10-15-35	457,783	464,346
CLI Funding VIII LLC
Series 2023-1A, Class A (C)	6.310	06-18-48	408,945	411,743
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	160,000	159,307
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,518	6,283
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	262,000	250,588
Series 2024-2A, Class A2 (C)	4.500	05-20-49	243,000	232,465
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	158,525	154,163
Dell Equipment Finance Trust
Series 2023-2, Class A3 (C)	5.650	01-22-29	400,000	402,210
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	74,551
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	273,540	267,294
Ford Credit Auto Lease Trust
Series 2023-B, Class A4	5.870	01-15-27	175,000	176,797
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	319,253	320,527
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	521,221
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Frontier Issuer LLC
Series 2024-1, Class C (C)	11.160	06-20-54	81,000	$91,381
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	290,164
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	127,000	128,309
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	689,245
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	92,112	90,912
Series 2021-1A, Class A2 (C)	2.773	04-20-29	158,321	155,994
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	236,145
Hotwire Funding LLC
Series 2023-1A, Class A2 (C)	5.687	05-20-53	700,000	705,232
Series 2024-1A, Class A2 (C)	5.893	06-20-54	51,000	51,658
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	244,581	234,183
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	114,000	113,486
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	505,780
Series 2023-1, Class A4	4.310	04-16-29	290,000	288,785
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	170,000	174,857
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	517,575	513,274
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	458,150	421,137
Series 2022-1A, Class A2 (C)	3.695	01-30-52	206,610	188,670
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	162,000	146,265
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	29,874	28,886
PFS Financing Corp.
Series 2023-B, Class A (C)	5.270	05-15-28	335,000	337,589
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	161,000	148,914
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	275,000	269,968
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 (C)	6.500	10-21-30	317,199	318,862
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	102,960	103,770
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	342,090	339,095
SMB Private Education Loan Trust
Series 2024-A, Class A1A (C)	5.240	03-15-56	223,606	223,408
Series 2024-E, Class A1A (C)	5.090	10-16-56	166,712	166,232
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	302,999	294,131
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	112,718	113,870
Series 2024-1A, Class A2II (C)	6.268	07-30-54	100,748	102,626
Series 2024-3A, Class A23 (C)	5.914	07-30-54	243,390	241,301
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	141,929	136,884
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	370,000	366,122
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	93,000	93,930
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	198,005	$182,381
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	91,780	85,205
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	104,000	104,697
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	163,000	163,000

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$20,056
(Cost $188,240)
Energy 0.0%		20,056
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (I)	743	20,056

Preferred securities 0.3% (0.2% of Total investments)		$358,341
(Cost $394,505)
Communication services 0.1%		130,072
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	130,072
Financials 0.2%		228,269
Banks 0.2%
Wells Fargo & Company, 7.500%	192	228,269

	Yield (%)	Shares	Value
Short-term investments 1.5% (0.9% of Total investments)			$2,169,188
(Cost $2,169,189)
Short-term funds 1.5%			2,169,188
John Hancock Collateral Trust (J)	4.2301(K)	216,845	2,169,188

Total investments (Cost $236,698,052) 164.4%	$229,964,965
Other assets and liabilities, net (64.4%)	(90,074,454)
Total net assets 100.0%	$139,890,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $16,601,326.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-25 was $109,508,949.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $60,047,973 or 42.9% of the fund’s net assets as of 1-31-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(I)	Non-income producing security.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 1-31-25.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	25,000,000	USD	Fixed 4.191%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jun 2026	—	$(555,990)	$(555,990)
Centrally cleared	25,000,000	USD	Fixed 3.908%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jan 2027	—	72,839	72,839
								—	$(483,151)	$(483,151)

(a)	At 1-31-25, the overnight SOFR was 4.380%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
22	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$95,342,311	—	$95,342,311	—
Corporate bonds	102,136,490	—	102,136,490	—
Municipal bonds	124,329	—	124,329	—
Term loans	467,133	—	467,133	—
Collateralized mortgage obligations	14,143,290	—	14,143,290	—
Asset-backed securities	15,203,827	—	15,203,827	—
Common stocks	20,056	—	20,056	—
Preferred securities	358,341	$358,341	—	—
Short-term investments	2,169,188	2,169,188	—	—
Total investments in securities	$229,964,965	$2,527,529	$227,437,436	—
Derivatives:
Assets
Swap contracts	$72,839	—	$72,839	—
Liabilities
Swap contracts	(555,990)	—	(555,990)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	216,845	$6,683,622	$9,940,133	$(14,454,638)	$223	$(152)	$21,518	—	$2,169,188
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
24	|